Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term borrowings were as follows:

December 31 (In thousands)	2018	2017
Securities sold under agreements to repurchase	$164,966	$183,289
FHLB advances	57,000	208,000
Total short-term borrowings	$221,966	$391,289

The outstanding balances for all short-term borrowings as of December 31, 2018 and 2017 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2018
Ending balance	$164,966	$57,000
Highest month-end balance	199,729	256,000
Average daily balance	172,774	44,553
Weighted-average interest rate:
As of year-end	0.49%	2.45%
Paid during the year	0.42%	1.95%
2017
Ending balance	$183,289	$208,000
Highest month-end balance	230,905	208,000
Average daily balance	205,269	23,924
Weighted-average interest rate:
As of year-end	0.41%	1.64%
Paid during the year	0.35%	1.16%